Financial Instruments - Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities (Details) - Liquidity risk - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Percentage of outstanding consolidated total indebtedness at the level of its sub-holding companies	47.40%	50.20%
Less than one year
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	$ 4,439
Loans from banks	3,428
IFRS 16 lease obligations	55
Derivative financial liabilities	993
1-2 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	17,183
Loans from banks	1,941
IFRS 16 lease obligations	44
Derivative financial liabilities	1,233
2-3 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	2,918
Loans from banks	2,732
IFRS 16 lease obligations	32
Derivative financial liabilities	404
3-4 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	4,551
Loans from banks	79
IFRS 16 lease obligations	25
Derivative financial liabilities	1,672
4-5 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	5,271
Loans from banks	28
IFRS 16 lease obligations	1
Derivative financial liabilities	147
Later than 5 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	233,001
Derivative financial liabilities	$ (11,787)